Income Taxes - Schedule of (Loss) income before income tax expense (benefit) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. (loss) income	$ (14)	$ (28)	$ (88)	$ 26
Non-U.S. (loss) income	(9)	(2)	(6)	12
(Loss) Income Before Income Tax Expense (Benefit)	$ (23)	$ (30)	$ (94)	$ 38